Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.20%
Advertising — 0.13%
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	68,000	$ 67,068
		67,068
Aerospace/Defense — 0.18%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	92,000	94,880
		94,880
Auto Manufacturers — 0.15%
Ford Motor 0.00% exercise price $17.31, maturity date 3/15/26 ^	66,000	78,342
		78,342
Basic Industry — 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	48,000	69,024
		69,024
Biotechnology — 0.16%
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	77,000	80,465
		80,465
Capital Goods — 0.03%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	20,000	16,450
		16,450
Commercial Services — 0.32%
Block 0.125% exercise price $121.01, maturity date 3/1/25	54,000	71,044
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	60,000	95,575
		166,619
Communications — 0.76%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	113,000	101,587
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	120,000	123,600
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	125,000	120,312
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications (continued)
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	$ 46,506
		392,005
Consumer Cyclical — 0.39%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	85,000	76,500
fuboTV 144A 3.25% exercise price $57.78, maturity date 2/15/26 #	66,000	44,781
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	86,000	77,572
		198,853
Consumer Non-Cyclical — 1.08%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	35,000	35,070
Chegg 3.90% exercise price $107.55, maturity date 9/1/26 ^	127,000	104,394
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	68,000	67,966
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	106,000	111,745
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	74,000	66,711
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	45,000	54,784
Repay Holdings 144A 0.369% exercise price $33.60, maturity date 2/1/26 #, ^	137,000	114,669
		555,339
Electric — 0.23%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	35,000	39,773
NRG Energy 2.75% exercise price $44.53, maturity date 6/1/48	70,000	77,069
		116,842
NQ-FL7 [3/22] 5/22 (2218547)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Electronics — 0.08%
Vishay Intertechnology 2.25% exercise price $31.30, maturity date 6/15/25	43,000	$ 42,948
		42,948
Energy — 0.24%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	110,000	126,577
		126,577
Food — 0.25%
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	120,000	126,900
		126,900
Internet — 0.22%
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	49,000	114,807
		114,807
Machinery-Diversified — 0.24%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	42,000	123,795
		123,795
Media — 0.21%
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	120,000	108,240
		108,240
Pharmaceuticals — 0.29%
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	28,000	36,960
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	126,000	111,573
		148,533
Real Estate Investment Trusts — 0.22%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	79,000	80,659
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	30,000	31,530
		112,189
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Semiconductors — 0.30%
Microchip Technology 1.625% exercise price $46.63, maturity date 2/15/27	52,000	$ 111,767
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	38,000	43,154
		154,921
Technology — 0.38%
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	66,000	65,657
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	43,000	130,161
		195,818
Transportation — 0.21%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	88,000	109,692
		109,692
Total Convertible Bonds (cost $2,914,699)		3,200,307

Corporate Bonds — 7.70%
Aerospace/Defense — 0.08%
TransDigm 144A 6.25% 3/15/26 #	40,000	41,115
		41,115
Auto Manufacturers — 0.11%
Allison Transmission 144A 5.875% 6/1/29 #	55,000	56,188
		56,188
Basic Industry — 0.25%
Allegheny Technologies 5.125% 10/1/31	15,000	14,093
Artera Services 144A 9.033% 12/4/25 #	25,000	25,010
Avient 144A 5.75% 5/15/25 #	17,000	17,481
Chemours 144A 5.75% 11/15/28 #	35,000	34,046
New Gold 144A 7.50% 7/15/27 #	35,000	36,353
		126,983
Capital Goods — 0.20%
Intertape Polymer Group 144A 4.375% 6/15/29 #	35,000	36,093
Madison IAQ 144A 5.875% 6/30/29 #	30,000	26,967

2    NQ-FL7 [3/22] 5/22 (2218547)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Terex 144A 5.00% 5/15/29 #	40,000	$ 38,413
		101,473
Chemicals — 0.04%
Olin 5.00% 2/1/30	20,000	19,842
		19,842
Commercial Services — 0.16%
NESCO Holdings II 144A 5.50% 4/15/29 #	15,000	14,756
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	66,385
		81,141
Communications — 0.56%
Altice France 144A 5.50% 10/15/29 #	35,000	31,452
Consolidated Communications
144A 5.00% 10/1/28 #	20,000	17,251
144A 6.50% 10/1/28 #	20,000	18,478
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	54,700
144A 6.75% 5/1/29 #	20,000	19,228

Sprint 7.125% 6/15/24	75,000	80,535
T-Mobile USA
2.625% 4/15/26	20,000	19,128
3.375% 4/15/29	20,000	19,050
3.50% 4/15/31	15,000	14,138

Zayo Group Holdings 144A 6.125% 3/1/28 #	15,000	13,455
		287,415
Consumer Cyclical — 0.89%
Asbury Automotive Group
144A 4.625% 11/15/29 #	30,000	27,974
4.75% 3/1/30	15,000	14,176

Caesars Entertainment 144A 6.25% 7/1/25 #	75,000	77,529
Carnival
144A 5.75% 3/1/27 #	75,000	71,625
144A 7.625% 3/1/26 #	50,000	50,385

Fertitta Entertainment 144A 6.75% 1/15/30 #	25,000	23,031
Levi Strauss & Co. 144A 3.50% 3/1/31 #	32,000	29,372
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	35,000	34,454
Murphy Oil USA 144A 3.75% 2/15/31 #	35,000	32,011
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	75,000	71,600
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Six Flags Entertainment 144A 4.875% 7/31/24 #	25,000	$ 25,030
		457,187
Diversified Financial Services — 0.13%
Ally Financial 8.00% 11/1/31	35,000	43,982
NFP 144A 6.875% 8/15/28 #	25,000	23,907
		67,889
Electric — 0.03%
Calpine 144A 5.25% 6/1/26 #	16,000	16,101
		16,101
Energy — 0.55%
Callon Petroleum 144A 8.00% 8/1/28 #	10,000	10,559
CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	14,064
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	31,000	30,948
DCP Midstream Operating 5.125% 5/15/29	55,000	56,677
EQM Midstream Partners 144A 4.75% 1/15/31 #	25,000	23,413
Genesis Energy
7.75% 2/1/28	60,000	60,408
8.00% 1/15/27	35,000	36,044

TechnipFMC 144A 6.50% 2/1/26 #	47,000	48,790
Weatherford International 144A 8.625% 4/30/30 #	2,000	2,033
		282,936
Entertainment — 0.07%
Scientific Games International
144A 7.25% 11/15/29 #	13,000	13,645
144A 8.25% 3/15/26 #	24,000	24,990
		38,635
Financials — 0.30%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	35,000	31,310
Hightower Holding 144A 6.75% 4/15/29 #	30,000	29,397
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	20,000	18,526
MSCI 144A 3.625% 11/1/31 #	30,000	28,284
VistaJet Malta Finance 144A 6.375% 2/1/30 #	50,000	47,110
		154,627
Food — 0.22%
JBS USA LUX 144A 6.50% 4/15/29 #	48,000	50,942
NQ-FL7 [3/22] 5/22 (2218547)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Food (continued)
Pilgrim's Pride 144A 4.25% 4/15/31 #	25,000	$ 23,178
Post Holdings 144A 5.50% 12/15/29 #	43,000	41,440
		115,560
Healthcare — 0.62%
Avantor Funding 144A 3.875% 11/1/29 #	75,000	70,600
Bausch Health 144A 6.25% 2/15/29 #	75,000	61,620
CHS 144A 4.75% 2/15/31 #	30,000	28,392
DaVita 144A 4.625% 6/1/30 #	30,000	28,056
Encompass Health 4.75% 2/1/30	30,000	28,850
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	21,000	21,657
144A 7.375% 6/1/25 #	24,000	24,756
Tenet Healthcare
144A 4.375% 1/15/30 #	15,000	14,418
144A 6.125% 10/1/28 #	40,000	40,694
		319,043
Healthcare-Services — 0.21%
Hadrian Merger Sub 144A 8.50% 5/1/26 #	40,000	40,312
HCA
5.375% 2/1/25	30,000	31,252
5.875% 2/15/26	35,000	37,264
		108,828
Insurance — 0.19%
AmWINS Group 144A 4.875% 6/30/29 #	20,000	19,226
HUB International 144A 5.625% 12/1/29 #	26,000	24,879
USI 144A 6.875% 5/1/25 #	55,000	55,275
		99,380
Media — 1.17%
AMC Networks 4.25% 2/15/29	65,000	60,742
CCO Holdings
4.50% 5/1/32	90,000	82,449
144A 5.375% 6/1/29 #	30,000	30,053

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	25,000	24,976
CSC Holdings 144A 5.75% 1/15/30 #	200,000	178,345
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	36,049
Directv Financing 144A 5.875% 8/15/27 #	25,000	24,627
Gray Escrow II 144A 5.375% 11/15/31 #	25,000	23,938
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Nielsen Finance
144A 4.50% 7/15/29 #	10,000	$ 9,997
144A 4.75% 7/15/31 #	30,000	30,029

Sirius XM Radio 144A 4.00% 7/15/28 #	70,000	66,595
Terrier Media Buyer 144A 8.875% 12/15/27 #	35,000	35,655
		603,455
Mining — 0.13%
Freeport-McMoRan 5.45% 3/15/43	62,000	69,552
		69,552
Oil & Gas — 0.74%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	34,651
144A 7.00% 11/1/26 #	20,000	20,544
CNX Resources
144A 6.00% 1/15/29 #	35,000	35,396
144A 7.25% 3/14/27 #	20,000	21,194

Continental Resources 4.375% 1/15/28	50,000	50,766
Murphy Oil 6.375% 7/15/28	65,000	67,711
Occidental Petroleum
6.45% 9/15/36	10,000	11,766
6.60% 3/15/46	35,000	41,199
6.625% 9/1/30	20,000	22,975

PDC Energy 5.75% 5/15/26	43,000	43,657
Southwestern Energy 7.75% 10/1/27	33,000	34,975
		384,834
Pipelines — 0.15%
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	11,000	10,922
NuStar Logistics 5.625% 4/28/27	30,000	29,416
Western Midstream Operating 4.75% 8/15/28	35,000	36,189
		76,527
Real Estate Investment Trusts — 0.10%
Iron Mountain 144A 5.25% 3/15/28 #	55,000	54,356
		54,356
Retail — 0.13%
Bath & Body Works
6.875% 11/1/35	35,000	36,117
6.95% 3/1/33	29,000	30,010
		66,127
Services — 0.15%
United Rentals North America 3.875% 2/15/31	56,000	52,868

4    NQ-FL7 [3/22] 5/22 (2218547)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	$ 25,024
		77,892
Software — 0.08%
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	40,350
		40,350
Technology & Electronics — 0.07%
Go Daddy Operating 144A 3.50% 3/1/29 #	40,000	36,838
		36,838
Transportation — 0.15%
Delta Air Lines 7.375% 1/15/26	24,000	26,090
Seaspan 144A 5.50% 8/1/29 #	17,000	15,930
United Airlines
144A 4.375% 4/15/26 #	15,000	14,775
144A 4.625% 4/15/29 #	20,000	19,045
		75,840
Utilities — 0.22%
Calpine
144A 4.50% 2/15/28 #	16,000	15,635
144A 5.00% 2/1/31 #	35,000	31,910

PG&E 5.25% 7/1/30	20,000	19,424
Vistra
144A 7.00% 12/15/26 #, μ, ψ	30,000	29,259
144A 8.00% 10/15/26 #, μ, ψ	15,000	15,169
		111,397
Total Corporate Bonds (cost $4,169,594)		3,971,511

US Treasury Obligations — 15.15%
US Treasury Bonds
1.375% 8/15/50	200,000	154,156
1.875% 2/15/51	245,000	214,385
2.25% 8/15/49	150,000	142,816
2.25% 2/15/52	20,000	19,188
2.50% 2/15/45	65,000	63,370
2.50% 2/15/46	80,000	78,405
2.875% 5/15/43	80,000	82,898
3.00% 5/15/42	60,000	63,607
3.00% 2/15/47	95,000	102,307
3.00% 8/15/48	135,000	147,532
3.125% 11/15/41	150,000	161,868
3.375% 5/15/44	75,000	84,300
4.25% 11/15/40	120,000	150,077
4.375% 11/15/39	30,000	38,170
4.50% 5/15/38	15,000	19,262
5.00% 5/15/37	25,000	33,466
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.625% 12/31/27	565,000	$ 509,515
1.00% 7/31/28	800,000	732,141
1.125% 2/15/31	195,000	176,125
1.50% 2/15/30	255,000	239,122
1.875% 2/28/29	230,000	222,076
2.125% 5/31/26	955,000	940,246
2.75% 2/15/24	2,180,000	2,197,244
2.875% 5/31/25	905,000	914,439
5.375% 2/15/31	265,000	329,428
Total US Treasury Obligations (cost $8,122,719)		7,816,143
	Number of shares
Common Stocks — 62.45%
Advertising — 0.11%
Publicis Groupe	950	57,659
		57,659
Aerospace/Defense — 1.63%
Lockheed Martin	496	218,934
Northrop Grumman	700	313,054
Raytheon Technologies	3,139	310,981
		842,969
Agriculture — 1.68%
Altria Group	5,195	271,439
Archer-Daniels-Midland	3,600	324,936
Philip Morris International	2,878	270,359
		866,734
Apparel — 0.60%
adidas AG	495	115,348
NIKE Class B	1,436	193,228
		308,576
Auto Manufacturers — 0.33%
Tesla †	158	170,261
		170,261
Banks — 1.16%
Truist Financial	5,300	300,510
US Bancorp	5,600	297,640
		598,150
Beverages — 0.43%
Asahi Group Holdings	800	29,136
Diageo	3,760	190,725
		219,861
Biotechnology — 0.23%
Amgen	186	44,979
NQ-FL7 [3/22] 5/22 (2218547)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Biotechnology (continued)
Gilead Sciences	1,276	$ 75,858
		120,837
Chemicals — 1.20%
Air Liquide	885	154,825
Dow	2,439	155,413
DuPont de Nemours	4,200	309,036
		619,274
Commercial Services — 0.87%
Amadeus IT Group †	2,690	174,899
Intertek Group	990	67,535
S&P Global	259	106,236
Securitas Class B	8,960	101,081
		449,751
Communications — 3.48%
AT&T	11,520	272,217
Cisco Systems	9,563	533,233
KDDI	2,800	91,803
Motorola Solutions	1,300	314,860
Orange	5,100	60,391
Verizon Communications	10,277	523,510
		1,796,014
Computers — 4.38%
Apple	7,699	1,344,323
Cognizant Technology Solutions Class A	3,478	311,872
HP	6,814	247,348
International Business Machines	1,039	135,091
NetApp	2,679	222,357
		2,260,991
Cosmetics/Personal Care — 0.37%
Essity Class B	4,040	95,340
Kao	2,400	97,994
		193,334
Diversified Financial Services — 2.52%
Ameriprise Financial	587	176,311
BlackRock	314	239,949
Diamond Hill Investment Group	300	56,190
Discover Financial Services	3,278	361,203
Invesco	6,178	142,465
Synchrony Financial	3,659	127,370
Western Union	10,388	194,671
		1,298,159
Electric — 1.03%
Edison International	4,700	329,470
NRG Energy	1,430	54,855
	Number of shares	Value (US $)
Common Stocks (continued)
Electric (continued)
Vistra	6,381	$ 148,358
		532,683
Electronics — 0.64%
Honeywell International	1,686	328,062
		328,062
Energy-Alternate Sources — 0.04%
Enphase Energy †	95	19,169
		19,169
Food — 1.81%
Conagra Brands	9,900	332,343
Danone	1,760	97,228
Kellogg	2,013	129,818
Koninklijke Ahold Delhaize	3,690	118,691
Nestle	1,400	182,026
Seven & i Holdings	1,500	71,516
		931,622
Food Service — 0.23%
Sodexo	1,460	118,809
		118,809
Hand/Machine Tools — 0.10%
Makita	1,700	54,394
		54,394
Healthcare-Products — 1.09%
Baxter International	4,100	317,914
Hologic †	1,174	90,187
Smith & Nephew	9,670	153,800
		561,901
Healthcare-Services — 0.76%
Fresenius Medical Care AG & Co.	1,840	123,300
Molina Healthcare †	484	161,457
UnitedHealth Group	212	108,114
		392,871
Home builders — 0.10%
PulteGroup	1,262	52,878
		52,878
Home Furnishings — 0.12%
Ethan Allen Interiors	2,430	63,350
		63,350
Insurance — 3.19%
American Financial Group	1,603	233,429
American International Group	5,200	326,404
MetLife	8,159	573,415
Principal Financial Group	3,313	243,207
Prudential Financial	2,276	268,955
		1,645,410

6    NQ-FL7 [3/22] 5/22 (2218547)

	Number of shares	Value (US $)
Common Stocks (continued)
Internet — 2.06%
Alphabet Class A †	57	$ 158,537
Alphabet Class C †	71	198,302
Amazon.com †	150	488,993
eBay	1,482	84,859
Meta Platforms Class A †	602	133,861
		1,064,552
Machinery-Diversified — 0.60%
Dover	1,991	312,388
		312,388
Media — 1.23%
Comcast Class A	6,683	312,898
Walt Disney †	2,342	321,229
		634,127
Miscellaneous Manufacturing — 0.19%
Knorr-Bremse	750	57,493
Sturm Ruger & Co.	588	40,936
		98,429
Oil & Gas — 2.96%
Chevron	927	150,943
ConocoPhillips	6,195	619,500
Devon Energy	2,182	129,022
EOG Resources	625	74,519
Exxon Mobil	4,579	378,180
Marathon Petroleum	2,081	177,925
		1,530,089
Pharmaceuticals — 7.13%
AbbVie	2,231	361,667
AmerisourceBergen	1,674	258,985
Bristol-Myers Squibb	4,231	308,990
Cigna	1,300	311,493
CVS Health	2,900	293,509
Eli Lilly & Co.	27	7,732
Johnson & Johnson	4,258	754,645
Merck & Co.	7,371	604,791
Novo Nordisk Class B	1,450	160,828
Pfizer	6,757	349,810
Roche Holding	300	118,699
Viatris	13,748	149,578
		3,680,727
Pipelines — 0.80%
Kinder Morgan	12,747	241,046
Williams	5,130	171,393
		412,439
Private Equity — 0.45%
Blackstone	1,816	230,523
		230,523
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified — 0.84%
Digital Realty Trust	409	$ 57,996
Duke Realty	842	48,887
Equinix	105	77,870
LXP Industrial Trust	1,771	27,805
New Residential Investment	7,109	78,057
VICI Properties	4,992	142,072
		432,687
REIT Healthcare — 0.45%
CareTrust REIT	881	17,003
Healthcare Trust of America Class A	924	28,958
Healthpeak Properties	271	9,303
Medical Properties Trust	1,221	25,812
Omega Healthcare Investors	2,516	78,399
Ventas	131	8,091
Welltower	655	62,972
		230,538
REIT Hotel — 0.13%
Apple Hospitality	1,679	30,171
Chatham Lodging Trust †	1,057	14,576
Gaming and Leisure Properties	430	20,180
		64,927
REIT Industrial — 0.42%
Plymouth Industrial REIT	199	5,393
Prologis	1,191	192,323
Rexford Industrial Realty	28	2,088
Terreno Realty	223	16,513
		216,317
REIT Mall — 0.09%
Simon Property Group	346	45,520
		45,520
REIT Manufactured Housing — 0.12%
Equity LifeStyle Properties	254	19,426
Sun Communities	239	41,894
		61,320
REIT Multifamily — 1.15%
American Campus Communities	56	3,134
American Homes 4 Rent Class A	463	18,534
AvalonBay Communities	172	42,720
Camden Property Trust	154	25,595
Equity Residential	4,131	371,459
Essex Property Trust	159	54,931
Invitation Homes	1,262	50,707
Mid-America Apartment Communities	86	18,013
UDR	113	6,483
		591,576
NQ-FL7 [3/22] 5/22 (2218547)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office — 0.27%
Alexandria Real Estate Equities	272	$ 54,740
Boston Properties	49	6,311
City Office REIT	119	2,101
Cousins Properties	473	19,057
Douglas Emmett	121	4,044
Highwoods Properties	582	26,621
Kilroy Realty	212	16,201
Piedmont Office Realty Trust Class A	617	10,625
		139,700
REIT Self-Storage — 0.44%
CubeSmart	283	14,724
Extra Space Storage	276	56,746
Life Storage	259	36,371
National Storage Affiliates Trust	283	17,761
Public Storage	257	100,302
		225,904
REIT Shopping Center — 0.32%
Brixmor Property Group	1,259	32,495
Kimco Realty	883	21,810
Kite Realty Group Trust	733	16,690
Phillips Edison & Co.	684	23,523
Regency Centers	364	25,968
Retail Opportunity Investments	1,221	23,675
SITE Centers	768	12,833
Urban Edge Properties	379	7,239
		164,233
REIT Single Tenant — 0.26%
Agree Realty	187	12,409
Essential Properties Realty Trust	510	12,903
Four Corners Property Trust	586	15,845
National Retail Properties	158	7,101
Orion Office REIT	47	658
Realty Income	600	41,580
Spirit Realty Capital	465	21,399
STORE Capital	734	21,455
		133,350
REIT Specialty — 0.21%
EPR Properties	36	1,970
Iron Mountain	1,542	85,442
Lamar Advertising Class A	65	7,552
Outfront Media	138	3,923
WP Carey	88	7,114
		106,001
Retail — 5.69%
Bath & Body Works	2,776	132,693
Best Buy	1,991	180,982
Buckle	4,700	155,288
Dollar General	1,451	323,036
	Number of shares	Value (US $)
Common Stocks (continued)
Retail (continued)
Dollar Tree †	2,000	$ 320,300
H & M Hennes & Mauritz Class B	3,110	41,760
Home Depot	1,036	310,106
Lowe's	1,244	251,524
Ross Stores	1,992	180,196
Swatch Group	500	141,762
TJX	8,583	519,958
Tractor Supply	1,066	248,773
Ulta Beauty †	320	127,430
		2,933,808
Semiconductors — 3.52%
Advanced Micro Devices †	2,037	222,726
Applied Materials	505	66,559
Broadcom	1,056	664,942
KLA	159	58,203
Lam Research	378	203,217
Monolithic Power Systems	449	218,070
NVIDIA	528	144,070
QUALCOMM	1,579	241,303
		1,819,090
Software — 5.02%
Adobe †	571	260,159
Dropbox Class A †	4,855	112,879
Fidelity National Information Services	3,264	327,771
Microsoft	3,773	1,163,254
Oracle	3,800	314,374
Paychex	1,946	265,570
Paycom Software †	107	37,063
SAP	1,000	110,828
		2,591,898
Total Common Stocks (cost $27,953,059)		32,223,862

Convertible Preferred Stock — 1.53%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	72	70,380
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	40,391
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	949	50,743
Bank of America 7.25% exercise price $50.00 ω	62	81,375
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,164	107,767

8    NQ-FL7 [3/22] 5/22 (2218547)

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	1,154	$ 47,014
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	1,750	107,083
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	78	72,774
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	83,865
UGI 7.25% exercise price $52.57, maturity date 6/1/24	864	77,760
Wells Fargo & Co. Non Voting Shares 7.50% exercise price $156.71 ω	39	51,675
Total Convertible Preferred Stock (cost $804,267)		790,827

Exchange-Traded Funds — 5.22%
iShares Core MSCI Emerging Markets ETF	23,930	1,329,311
iShares Global Infrastructure ETF	26,263	1,335,736
iShares MSCI EAFE ETF	10	736
iShares Trust iShares ESG Aware MSCI EAFE ETF	360	26,543
Vanguard FTSE Developed Markets ETF	50	2,402
Total Exchange-Traded Funds (cost $2,745,419)		2,694,728

Short-Term Investments — 1.30%
Money Market Mutual Funds — 1.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	167,472	167,472
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	167,472	167,472
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	167,472	$ 167,472
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	167,472	167,472
Total Short-Term Investments (cost $669,888)		669,888

Total Value of Securities—99.55% (cost $47,379,645)		51,367,266
Receivables and Other Assets Net of Liabilities—0.45%		232,119
Net Assets Applicable to 3,723,995 Shares Outstanding—100.00%		$51,599,385
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $3,532,196, which represents 6.85% of the Series' net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	2,150	USD	(2,400)	4/1/22	$—	$(22)
BNYM	JPY	(60,550)	USD	495	4/1/22	—	(1)
BNYM	SEK	(19,796)	USD	2,136	4/1/22	31	—
Total Foreign Currency Exchange Contracts						$31	$(23)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.
NQ-FL7 [3/22] 5/22 (2218547)    9

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
10    NQ-FL7 [3/22] 5/22 (2218547)